Note 19 - Commitments and Contingencies (Details Textual) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Loss Contingency Accrual, Ending Balance	$ 0	$ 0
Purchase Obligation, Total	$ 881,134	$ 369,779